Debt (Details) - Schedule of convertible notes outstanding $ in Thousands	Dec. 31, 2020 USD ($)
Schedule Of Convertible Notes Outstanding [Abstract]
2016	$ 18,000
2017	14,000
2018	9,300
2019	18,389
2020	1,611
Total	$ 61,300